GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 29, 2012
Estimated Future Amortization Expense	Estimated future amortization expense for the next five years at December 29, 2012 is as follows:

(In thousands)
2013	$2,545
2014	2,545
2015	2,545
2016	2,545
2017	956

Schedule of Goodwill by Segment

The components of goodwill by segment are provided in the following table:

(In thousands)	North American Retail Division	North American Business Solutions Division	International Division	Total
Goodwill	$1,842	$367,790	$863,134	$1,232,766
Accumulated impairment losses	(1,842)	(348,359)	(863,134)	(1,213,335)

Balance as of December 25, 2010	—	19,431	—	19,431
Goodwill	1,842	367,790	863,134	1,232,766
Accumulated impairment losses	(1,842)	(348,359)	(863,134)	(1,213,335)
Goodwill acquired during the year	—	—	45,805	45,805
Foreign currency rate impact	—	—	(3,337)	(3,337)

Balance as of December 31, 2011	—	19,431	42,468	61,899
Goodwill	1,842	367,790	905,602	1,275,234
Accumulated impairment losses	(1,842)	(348,359)	(863,134)	(1,213,335)
Foreign currency rate impact	—	—	2,413	2,413

Balance as of December 29, 2012	$—	$19,431	$44,881	$64,312

Schedule Of Amortizing Intangible Assets

Definite-lived intangible assets, which are included in Other intangible assets in the Consolidated Balance Sheets, are as follows:

	December 29, 2012
(In thousands)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer lists	$28,000	$(16,864)	$11,136
Other	3,400	(3,400)	—

Total	$31,400	$(20,264)	$11,136

	December 31, 2011
(In thousands)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer lists	$43,972	$(16,174)	$27,798
Other	5,868	(3,987)	1,881

Total	$49,840	$(20,161)	$29,679

Capitalized Software
Estimated Future Amortization Expense

Estimated future amortization expense for the next five years related to capitalized software at December 29, 2012 is as follows:

(In millions)
2013	$49.4
2014	47.8
2015	43.4
2016	18.7
2017	6.3
Thereafter	0.1